Employee Benefits - Summary of Change in Present Value of Defined Obligation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Value at the beginning of the year	₨ 18,005	₨ 17,701
Current service cost	2,993	2,682	₨ 2,674
Interest expense on obligation	45	45	64
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	373	(2,106)	(625)
Value at the end of the year	20,022	18,005	17,701
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Value at the beginning of the year	18,613	18,893
Addition through Business combination	13	94
Current service cost	2,993	2,682
Interest expense on obligation	1,178	855
Benefits paid	(1,927)	(3,291)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions		(2,106)
Actuarial loss/(gain) arising from financial assumptions	373
Actuarial loss/(gain) arising from demographic assumptions	98	342
Actuarial loss/(gain) arising from experience adjustments	82	741
Translation adjustment	93	403
Value at the end of the year	₨ 21,516	₨ 18,613	₨ 18,893